Consolidated Interim Statements of Income (Loss) and Comprehensive Income (Loss)	3 Months Ended				9 Months Ended				12 Months Ended
	Sep. 30, 2023 $ / shares	Sep. 30, 2023 CAD ($) shares	Sep. 30, 2022 $ / shares	Sep. 30, 2022 CAD ($) shares	Sep. 30, 2023 $ / shares	Sep. 30, 2023 CAD ($) shares	Sep. 30, 2022 $ / shares	Sep. 30, 2022 CAD ($) shares	Dec. 31, 2022 $ / shares	Dec. 31, 2022 CAD ($) shares	Dec. 31, 2021 $ / shares	Dec. 31, 2021 CAD ($) shares
Profit or loss [abstract]
Revenue		$ 202,058		$ 227,954		$ 873,740		$ 890,886		$ 1,123,072		$ 1,217,459
Cost of revenue		(129,973)		(101,088)		(418,473)		(371,252)		(506,500)		(594,321)
Gross profit		72,085		126,866		455,267		519,634		616,572		623,138
Consulting and marketing		122		1,842		1,791		8,030		8,190		20,309
Depreciation		3,086		8,799		9,220		26,637		30,702		51,988
General and admin expenses		369,697		206,386		940,445		630,269		1,101,209		884,553
Share-based compensation		77,148		21,389		95,464		146,581
Professional fees		1,037,833		580,175		2,514,024		909,330		1,220,746		278,012
Total operating expense		(1,487,886)		(818,591)		(3,560,944)		(1,720,847)		(2,360,847)		(1,234,862)
Loss before other loss		(1,415,801)		(691,725)		(3,105,677)		(1,201,213)		(1,744,275)		(611,724)
Other income (loss):
Finance expenses, net		(3,154)		(2,735)		(15,415)		(9,498)		(14,451)		(13,514)
Foreign exchange gain (loss)		31,454		373,163		(124,560)		257,833		100,322		123,002
Covid-19 grant												53,301
Listing expense												(4,394,390)
Other operating expense		28,300		370,428		(139,975)		248,335		85,871		(4,231,601)
Loss before tax		(1,387,501)		(321,297)		(3,245,652)		(952,878)		(1,658,404)		(4,843,325)
Tax expense		(52,284)		(4,496)		(81,890)		(11,584)		(6,280)		(35,413)
Loss for the period		(1,439,785)		(325,793)		(3,327,542)		(964,462)		(1,664,684)		(4,878,738)
Items that may be reclassified to profit or loss
Exchange differences on translation of foreign operations		(5,668)		13,838		(42,760)		(11,022)		(11,709)		14,473
Remeasurement of a defined benefit plan, net		885		1,537		2,741		4,653		3,835		6,223
Other comprehensive income (loss) for the period		(4,783)		15,375		(40,019)		(6,369)		(7,874)		20,696
Total comprehensive loss		$ (1,444,568)		$ (310,418)		$ (3,367,561)		$ (970,831)		$ (1,672,558)		$ (4,858,043)
Loss per share basic | $ / shares	$ (0.04)		$ (0.01)		$ (0.09)		$ (0.03)		$ (0.052)		$ (0.218)
Loss per share diluted | $ / shares	$ (0.04)		$ (0.01)		$ (0.09)		$ (0.03)		$ (0.052)		$ (0.218)
Weighted average shares outstanding basic | shares		39,285,352		30,380,431		38,364,061		29,839,934		31,865,960		22,332,694
Weighted average shares outstanding diluted | shares		39,285,352		30,380,431		38,364,061		29,839,934		31,865,960		22,332,694
Total operating expense		$ 1,487,886		$ 818,591		$ 3,560,944		$ 1,720,847		$ 2,360,847		$ 1,234,862